Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis
Financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2023 are summarized as follows (in thousands):

Description	Balance as of December 31, 2023	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Cash equivalents:
Money market funds	$24,100	$24,100	$—	$—

Restricted cash equivalents:

Money market funds	5,000	5,000	—	—

Total	$29,100	$29,100	$—	$—

Liabilities
Convertible Notes	$38,595	$—	$—	$38,595

Total	$38,595	$—	$—	$38,595

Financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2022 are summarized as follows (in thousands):

Description	Balance as of December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Cash equivalents:
Money market funds	$42,496	$42,496	$—	$—

Restricted cash equivalents:

Money market funds	5,000	5,000	—	—

Total	$47,496	$47,496	$—	$—

Liabilities
Convertible Notes	$32,402	$—	$—	$32,402

Total	$32,402	$—	$—	$32,402

Summary of Fair Value Measurement Significant Inputs

Year ending December 31, 2023	Scenario 1	Scenario 2	Scenario 3
Probability of each scenario	80.0%	15.0%	5.0%
Expected Term (years)	0.25	0.25	0.42
Required market rates of return	15.0%	15.0%	15.0%